Film costs (Tables)	12 Months Ended
Mar. 31, 2017
Other Industries [Abstract]
Summary of Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Motion picture productions:
Released	75,218	80,539
Completed and not released	2,304	5,608
In production and development	95,268	94,197
Television productions:
Released	88,538	120,693
In production and development	14,410	7,707
Broadcasting rights	62,589	65,725
Less: current portion of broadcasting rights included in inventories	(37,099)	(37,541)

Film costs	301,228	336,928